UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler    Los Angeles, CA                   11/13/2007
   --------------------------   ----------------------------------------------
             [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             42
                                               -------------

Form 13F Information Table Value Total:          $ 2,841,211
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
-----------------------------------  ---------------- ----------- ----------- --------------- ---------------- ------------ -------

                                                             VALUE   SHRS OR  SH/   CALL INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP         (x$1000)  PRN AMT  PRN     PUT/ DISCRETION   MANAGERS  SOLE  SHARED NONE
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AMERICAN EAGLE OUTFITTERS
 ORD (NYS)                  COM             02553E106      96,299   SH         3,660,162    Sole         0     3,660,162     0
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AERCAP HOLDINGS NV          SHS             N00985106      88,567   SH         3,558,322    Sole         0     3,558,322     0
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ARIBA INC                   COM NEW         04033V203      12,659   SH         1,174,300    Sole         0     1,174,300     0
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GRUPO AEROPORTUARIO
DEL SURE                    SPON ADR SER B  40051E202      16,975   SH           342,100    Sole         0       342,100     0
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BANK OF AMERICA
CORPORARION                 COM             060505104      91,431   SH         1,818,800    Sole         0     1,818,800     0
-----------------------------------------------------------------------------------------------------------------------------------
BIG LOTS INC                COM             089302103      29,840   SH         1,000,000    Sole         0     1,000,000     0
-----------------------------------------------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD     SPONSORED ADR   17133Q205      34,053   SH         1,842,672    Sole         0     1,842,672     0
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC               COM             17275R102     113,932   SH         3,441,000    Sole         0     3,441,000     0
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COGNIZANT TECHNOLOGY
SOLUTIO                     CL A            192446102      44,880   SH           562,620    Sole         0       562,620     0
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CVS CAREMARK CORPORATION    COM             126650100      89,419   SH         2,256,335    Sole         0     2,256,335     0
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CORRECTIONS CORP AMER NEW   COM NEW         22025Y407      10,289   SH           393,174    Sole         0       393,174     0
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COMMUNITY HEALTH
SYS INC NEW                 COM             203668108      21,285   SH           677,005    Sole         0       677,005     0
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                    COM             278642103      92,091   SH         2,360,100    Sole         0     2,360,100     0
-----------------------------------------------------------------------------------------------------------------------------------
EMPLOYERS HOLDINGS INC      COM             292218104      21,131   SH         1,025,300    Sole         0     1,025,300     0
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E M C CORP MASS             COM             268648102     183,531   SH         8,823,600    Sole         0     8,823,600     0
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CORPORATE
EXECUTIVE BRD CO            COM             21988R102      37,120   SH           500,000    Sole         0       500,000     0
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EXELON CORP                 COM             30161N101      34,440   SH           457,000    Sole         0       457,000     0
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GRACE W R & CO DEL NEW      COM             38388F108      20,105   SH           748,519    Sole         0       748,519     0
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HILLENBRAND INDS INC        COM             431573104      67,198   SH         1,221,336    Sole         0     1,221,336     0
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BLOCK H & R INC             COM             093671105     104,998   SH         4,957,408    Sole         0     4,957,408     0
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INFINEON
TECHNOLOGIES AG             SPONSORED ADR   45662N103     146,174   SH         8,508,367    Sole         0     8,508,367     0
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INNOPHOS HOLDINGS INC       COM             45774N108      29,438   SH         1,931,600    Sole         0     1,931,600     0
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GARTNER INC                 COM             366651107       4,349   SH           177,785    Sole         0       177,785     0
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LCA-VISION INC              COM PAR $.001   501803308      22,700   SH           772,376    Sole         0       772,376     0
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LIFEPOINT HOSPITALS INC     COM             53219L109      22,745   SH           757,900    Sole         0       757,900     0
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LSI CORPORATION             COM             502161102     198,267   SH        26,720,560    Sole         0     26,720,560    0
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ALLSCRIPTS
HEALTHCARE SOLUTI           COM             01988P108      33,004   SH         1,221,000    Sole         0     1,221,000     0
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MOLINA HEALTHCRE INC        COM             60855R100       5,758   SH           158,745    Sole         0       158,745     0
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MICROSOFT CORP              COM             594918104     139,228   SH         4,726,000    Sole         0     4,726,000     0
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NRG ENERGY INC              COM NEW         629377508      79,729   SH         1,885,300    Sole         0     1,885,300     0
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NORTHWESTERN CORP           COM NEW         668074305      31,943   SH         1,175,679    Sole         0     1,175,679     0
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PEOPLES UNITED
FINANCIAL INC               COM             712704105      36,364   SH         2,104,403    Sole         0     2,104,403     0
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QUALCOMM INC                COM             747525103      97,321   SH         2,302,900    Sole         0     2,302,900     0
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RIO TINTO PLC               SPONSORED ADR   767204100      13,839   SH            40,300    Sole         0        40,300     0
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SIRIUS SATELLITE
RADIO INC                   COM             82966U103      48,736   SH        13,964,400    Sole         0     13,964,400    0
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH
GROUP INC                   COM             91324P102     107,701   SH         2,223,848    Sole         0     2,223,848     0
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UNION PAC CORP              COM             907818108     110,938   SH           981,233    Sole         0       981,233     0
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UNITED PARCEL
SERVICE INC                 CL B            911312106      87,399   SH         1,163,764    Sole         0     1,163,764     0
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VEECO INSTRS INC DEL        COM             922417100      19,655   SH         1,014,200    Sole         0     1,014,200     0
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VERISIGN INC                COM             92343E102     151,190   SH         4,481,046    Sole         0     4,481,046     0
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WELLPOINT INC               COM             94973V107     184,960   SH         2,343,641    Sole         0     2,343,641     0
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XM SATELLITE
RADIO HLDGS INC             CLA             983759101      59,530   SH         4,201,125    Sole         0     4,201,125     0
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